Equity (Stock-Based Compensation Plans - Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
2005 Stock and Incentive Compensation Plan
Equity - Stock-based Compensation Plans [Line Items]
Allocated Share-based Compensation Expense	$ 85	$ 100	$ 122